Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ (181)	$ 5	$ (70)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ (181)	$ 5	$ (70)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net gains and (losses) on net derivative assets and liabilities included in net income	Net gains and (losses) on net derivative assets and liabilities included in net income	Net gains and (losses) on net derivative assets and liabilities included in net income
Mortgage Banking Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ (141)	$ 666	$ 1,900
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 5	$ 42	$ 247
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net gains and (losses) on net derivative assets and liabilities included in net income	Net gains and (losses) on net derivative assets and liabilities included in net income	Net gains and (losses) on net derivative assets and liabilities included in net income
Commercial Products Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ (5,600)	$ (1,600)	$ 1,100
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ (3,400)	$ (1,000)	$ 1,500
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net gains and (losses) on net derivative assets and liabilities included in net income	Net gains and (losses) on net derivative assets and liabilities included in net income	Net gains and (losses) on net derivative assets and liabilities included in net income